Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic And Diluted Net (Loss) Income Per Share [Abstract]
Diluted net (loss) income per share	$ (0.77)	$ 0.13